Statement of Compliance - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended
	Aug. 31, 2020	Sep. 18, 2020	Sep. 17, 2020	Aug. 24, 2020	Jul. 06, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents						€ 45,433	€ 73,173
Tax Credit Relating To Research And Development Received [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Research tax credit received	€ 3,900
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Potential amount to be raised from convertible notes with share subscription warrants		€ 54,000				€ 60,000
Percentage Of Permissible Dilution						20.00%
Amount that could be raised with respect of the permissible dilution		€ 42,000
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member] | Closing Share Price As On Date [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Closing share price on the basis of which potential fundraising is possible			€ 6.30
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member] | Tranche One [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Convertible notes Issued					€ 3,000
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member] | Tranche One [Member] | Issue Of Convertible Notes [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Convertible notes Issued					€ 3,000
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member] | Tranche Two [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Convertible notes Issued				€ 3,000
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member] | Tranche Two [Member] | Issue Of Convertible Notes [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Convertible notes Issued				€ 3,000